Note 6 - Share-based Payments	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
6.	Share-based payments

Stock options

Under the Company’s Employee Stock Option Plan (ESOP), the Company could grant to its directors, management and employees non-transferrable stock options for the purchase of common shares. Up until completion of the IPO, the maximum number of common shares that were available for issuance under the ESOP was limited to
3,786,886,
of which
2,913,582
remain issued and outstanding as at
March 31, 2018 (
2,997,836
as at
December 31, 2017).

Upon completion of its IPO in
August 2017,
the Company adopted the
2017
Omnibus Plan (Omnibus) under which all future equity-based awards are now granted. The maximum number of common shares available for issuance under the Omnibus is limited to
3,659,308
as at
March 31, 2018 (
2,390,605
as at
December 31, 2017).
This number will automatically increase by an annual amount to be added on the first
day of each year, beginning
January 1, 2018
and continuing until, and including, the year ending
December 31, 2027,
equal to the lower of
4%
of the number of common shares outstanding as of
December 31
of the prior calendar year and an amount determined by the Company’s board of directors. The annual amount added on
January 1, 2018
was established at
4%
of the common shares outstanding at
December 31, 2017,
or
1,268,703.

The Omnibus provides for awards of stock options, stock appreciation rights, unrestricted stock, stock units (including restricted stock units), performance awards, deferred share units, elective deferred share units and other awards convertible into or otherwise based on the Company’s common shares. As at
March 31, 2018,
there were
913,370
stock options outstanding under the Omnibus (
27,990
as at
December 31, 2017).

Changes in the number of stock options outstanding are as follows:

	Quarter ended March 31, 2018		Year ended December 31, 2017
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance at beginning of period	3,025,826	$2.61	2,453,586	$0.44
Issued during the period	897,980	$13.92	671,253	$10.22
Exercised during the period	-	-	(99,013)	$0.32
Forfeited during the period	(96,854)	$10.32	-	-
Balance at end of period	3,826,952	$5.07	3,025,826	$2.61

The following table summarizes the information related to outstanding stock options as at
March 31, 2018.

	Outstanding stock options			Exercisable stock options
Exercise price	Number of stock options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of exercisable stock options	Weighted average exercise price
$0.29	2,035,807	6.0		1,639,165
$0.69	264,787	7.1		193,986
$4.81	53,979	7.7		33,284
$9.70	116,182	8.9		46,989
$10.04	442,827	9.1		75,501
$11.92	10,000	6.9		-
$13.80	840,380	6.9		666
$16.26	11,990	6.4		-
$16.33	15,000	6.8		-
$16.50	16,000	6.6		-
$17.05	10,000	6.9		-
$18.98	10,000	6.8		-
	3,826,952	6.7	$5.07	1,989,591	$1.00

During the
three
-month period ended
March 31, 2018,
the Company recorded a stock-based compensation expense of
$675,126
(
$83,741
during the
three
-month period ended
March 31, 2017)
of which
$538,618
(
$25,255
in
2017
) was recorded in general and administrative expenses and
$136,508
(
$58,486
in
2017
) in research and development expenses in relation to stock options.

As at
March 31, 2018,
the Company had approximately
$8.5
million of total unrecognized stock-based compensation expense, net of related forfeiture estimates, which is expected to be recognized over a weighted-average remaining vesting period of approximately
1.5
years.

The fair value of the stock options granted in the
three
-month periods was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Three-month periods ended March 31,
	2018	2017
Grant (number of stock options)	897,980	174,455
Weighted average fair value of stock options	$8.32	$6.80
Weighted average exercise price	$13.92	$9.70
Weighted average assumptions:
Share price	$13.92	$9.70
Risk-free interest rate	2.60%	2.04%
Expected dividend yield	-	-
Volatility factor	75.10%	81.56%
Expected life (in years)	4.5	6.0

The Company estimates the fair value of its share-based awards to employees and directors using the Black-Scholes option pricing model that was developed to estimate the fair value of freely tradable, fully transferrable stock options without vesting restrictions. The terms of the share-based awards that have been awarded by the Company differ significantly from actual options that the Black-Scholes model was designed to evaluate.

The Black-Scholes model requires the input of highly subjective assumptions, which affect the calculated values. These include (a) the expected volatility of the Company’s stock, (b) the expected life of the award, (c) the risk-free interest rate and (d) expected dividends. The assumptions used represent the Company’s best estimates at the time of grant.

The expected volatility reflects the assumption that the volatility used in estimating the fair value of share-based compensation is indicative of future trends, which may
not
necessarily be the actual outcome. Due to the lack of a public market for the trading of the Company’s common shares and a lack of company specific historical and implied volatility data, prior to
2018,
the Company based its estimate of expected volatility on the historical volatility of a group of similar companies that are publicly traded (peer data). For these analyses, companies selected had comparable characteristics to the Company, including risk profiles, orphan drugs within their portfolios and position within the industry. Beginning in fiscal
2018,
the Company has started to weigh its limited share price volatility with peer data in order to estimate the volatility assumption used for new awards. The weighting of the use of the Company’s own volatility will increase as more time elapses and data becomes available. This process will continue to be applied until a sufficient amount of historical data regarding the volatility of the Company’s own share price volatility becomes available, at which point the Company will rely solely on its own historical volatility.

The expected life of the options reflects the assumption that the expected life of the options used in estimating the fair value of share-based compensation is indicative of future exercise patterns that may
occur which
may
not
necessarily be the actual outcome. Due to its limited operating history, the Company has estimated the expected life of its stock options using the “simplified method”, whereby the expected life equals the average vesting terms and the contractual term of the option.

The risk-fee interest rates for periods within the expected life of the option are based on the U.S. Department of Treasury daily treasury yield curve rates in effect at grant date for time periods approximately equal to the expected life of the option.

The expected dividend yield has been estimated at
nil
as the Company has never paid cash dividends and does
not
expect to do so in the foreseeable future.

Deferred share units (DSUs)

Under the Company’s Omnibus, directors
may
elect to take all,
none
or a portion of their director compensation as DSUs. DSUs have no
voting rights, but accrue dividends, if any, as additional DSUs at the same rate as dividends are paid on the Company’s shares. There are no
vesting requirements relating to DSUs. DSUs are settled when a director leaves the Company’s board of directors, in either cash or the Company’s common shares issued from treasury or purchased on the open market, at the Company’s option. DSUs issued were treated as equity-settled DSUs whereby the fair value of services received is credited against contributed surplus, with the corresponding share-based compensation being recorded under general and administrative expenses. DSUs are not
remeasured subsequent to grant date.

On
March 31, 2018,
the Company granted
3,738
DSUs to directors in lieu of payment of their board fees at a grant date fair value of
$15.15
based on the closing price of the Company’s shares and recognized an expense of
$56,667
in general and administrative expenses.